CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash flows from operating activities:
Net income (loss)	$ 16,238	$ 366	$ (86)
Adjustments required to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	2,892	2,963	3,230
Amortization of marketable securities premiums and accretion of discounts, net	1,000	1,094	820
Realized loss (gain) on sale of marketable securities, net	(27)	13	0
Stock-based compensation related to options and RSUs granted to employees and non-employees	2,414	2,373	2,546
Decrease in accrued interest on loans, marketable securities, convertible notes, and bank deposits	114	56	152
Decrease (increase) in deferred income tax assets	(9,475)	1,976	2,940
Decrease (increase) in trade receivables, net	174	5,575	(4,625)
Decrease (increase) in other receivables and prepaid expenses	732	1,777	(2,249)
Decrease (increase) in inventories	445	(2,013)	(925)
Increase (decrease) in trade payables	406	(2,987)	2,896
Increase (decrease) in other payables and accrued expenses and other liabilities	(596)	2,394	(2,114)
Increase in deferred revenues	3,195	3,758	3,595
Increase (decrease) in accrued severance pay, net	830	218	(223)
Net cash provided by operating activities	18,342	17,563	5,957
Cash flows from investing activities:
Purchase of marketable securities	0	0	(60,286)
Purchase of property and equipment	(1,477)	(1,976)	(2,539)
Proceeds from sale of marketable securities	12,429	2,557	0
Short-term and restricted bank deposits, net	2,260	1,969	1,471
Proceeds from redemption of marketable securities upon maturity	3,215	2,711	15,390
Decrease (increase) in long-term bank deposits	(2,367)	1,032	2,685
Purchase of intangible asset	0	0	(100)
Net cash paid for acquisition of a subsidiary	0	(1,960)	0
Net cash provided by (used in) investing activities	14,060	4,333	(43,379)
Cash flows from financing activities:
Purchase of treasury stock	(29,394)	(19,523)	(5,267)
Repayment of senior convertible notes	0	0	(338)
Repayment of long-term bank loans	(5,353)	(4,685)	(4,686)
Proceeds from bank loans	6,000	6,264	0
Payment related to the acquisition of Mailvision	(233)	(233)	(233)
Proceeds from issuance of shares in a public offering, net	0	0	29,744
Proceeds from issuance of shares upon exercise of options and warrants	2,014	392	2,236
Net cash provided by (used in) financing activities	(26,966)	(17,785)	21,456
Increase (decrease) in cash and cash equivalents	5,436	4,111	(15,966)
Cash and cash equivalents at the beginning of the year	18,908	14,797	30,763
Cash and cash equivalents at the end of the year	24,344	18,908	14,797
Supplemental disclosure of cash flow activities:
Cash paid during the year for income taxes	612	301	658
Cash paid during the year for interest	$ 363	$ 329	$ 415